Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Compliance with Regulatory Capital Requirements under Banking Regulations
The Bank's actual capital amounts and ratios at December 31, 2012 and 2011 and the minimum amounts and ratios required for capital adequacy purposes and to be well capitalized under the prompt corrective action provisions are as follows:

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2012:
Total capital (to risk-weighted assets)	$16,053	22.27%	$	≥5,766	≥8.00%	$	≥7,207	≥10.00%
Tier 1 capital (to risk-weighted assets)	15,193	21.08		≥2,883	≥4.00		≥4,324	≥ 6.00
Tier 1 capital (to average assets)	15,193	13.58		≥4,476	≥4.00		≥5,595	≥ 5.00

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2011:
Total capital (to risk-weighted assets)	$15,027	22.77%	$	≥5,279	≥8.00%	$	≥6,598	≥10.00%
Tier 1 capital (to risk-weighted assets)	14,222	21.55		≥2,639	≥4.00		≥3,959	≥ 6.00
Tier 1 capital (to average assets)	14,222	13.23		≥4,300	≥4.00		≥5,375	≥ 5.00